SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2016
Accounting Policies [Abstract]
Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of financial assets measured at fair value on recurring basis

	Fair value measurements at reporting date using
Description	July 31, 2016	Level 1	Level 2	Level 3	July 31, 2015	Level 1	Level 2	Level 3
Assets:
Marketable securities -
available-for-sale	$2,062,205	$2,062,205	$–	$–	$1,461,504	$1,461,504	$–	$–

Schedule of investments measured at fair value

		Unfunded	Redemption Frequency
July 31, 2016	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$296,220	n/a	Daily	None
Parnasus Core Equity Investor CL	$398,379	n/a	Daily	None

		Unfunded	Redemption Frequency
July 31, 2015	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$271,462	n/a	Daily	None
Parnasus Core Equity Investor CL	$305,626	n/a	Daily	None
Columbia Flexible CAP Income CI A	$271,076	n/a	Daily	None